Gary Grasso

State Street

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

Tel +1 617 662 5032

GGrasso@StateStreet.com

June 9, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: iShares Trust (the "Trust")

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares ESG Aware Aggressive Allocation ETF, iShares ESG Aware Conservative Allocation ETF, iShares ESG Aware Growth Allocation ETF and iShares ESG Aware Moderate Allocation ETF, each dated June 8, 2020, do not differ from those contained in Post-Effective Amendment No. 2,357 to the Trust's Registration Statement on Form N-1A, filed electronically on June 8, 2020.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Gary Grasso Gary Grasso Assistant Secretary

cc: Benjamin J. Haskin, Esq.